Insurance claims	6 Months Ended
Jun. 30, 2022
Disclosure Of Claims And Benefits Paid [Abstract]
Insurance claims
Note 5: Insurance claims

	Half-year to 30 Jun 2022 £m	Half-year to 30 Jun 2021 £m	Half-year to 31 Dec 2021 £m

Life insurance and investment contracts
Claims and surrenders	(4,423)	(4,465)	(4,598)
Change in insurance and participating investment contracts	14,782	(4,395)	(3,079)
	10,359	(8,860)	(7,677)
Non-participating investment contracts
Change in non-participating investment contracts	4,777	(2,642)	(1,939)
	15,136	(11,502)	(9,616)
Reinsurers' share	63	181	104
	15,199	(11,321)	(9,512)
Change in unallocated surplus	17	(20)	55
Total life insurance and investment contracts	15,216	(11,341)	(9,457)
Non-life insurance
Total non-life insurance claims, net of reinsurance	(173)	(148)	(174)
Total insurance claims	15,043	(11,489)	(9,631)